T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
BRAZIL 4.5%

Corporate Bonds 4.5%
Azul Investments, 5.875%, 10/26/24 (USD)	1,210,000	1,211
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (1)	415,000	434
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (1)(2)	525,000	549
Banco do Brasil, VR, 9.00% (USD) (1)(3)	1,340,000	1,505
Minerva Luxembourg, 6.50%, 9/20/26 (USD)	1,150,000	1,201
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	375,000	454
Petrobras Global Finance, 8.75%, 5/23/26 (USD)	815,000	1,045
Total Brazil (Cost $5,859)		6,399

CANADA 2.8%

Corporate Bonds 2.8%
Hudbay Minerals, 7.625%, 1/15/25 (USD) (2)	825,000	836
New Gold, 6.375%, 5/15/25 (USD) (2)	505,000	473
Seven Generations Energy, 5.375%, 9/30/25 (USD) (2)	1,360,000	1,343
Telesat Canada, 6.50%, 10/15/27 (USD) (2)	695,000	705
Telesat Canada, 8.875%, 11/15/24 (USD) (2)	535,000	574
Total Canada (Cost $3,916)		3,931

CHILE 0.6%

Corporate Bonds 0.6%
VTR Finance, 6.875%, 1/15/24 (USD) (2)	836,000	863
Total Chile (Cost $857)		863

CHINA 4.6%

Corporate Bonds 4.6%
CIFI Holdings Group, 7.625%, 2/28/23 (USD)	545,000	567
Country Garden Holdings, 7.125%, 4/25/22 (USD)	900,000	958
Country Garden Holdings, 8.00%, 1/27/24 (USD)	250,000	272
Easy Tactic, 9.125%, 7/28/22 (USD)	640,000	655
Golden Eagle Retail Group, 4.625%, 5/21/23 (USD)	200,000	191
Shimao Property Holdings, 6.125%, 2/21/24 (USD)	1,241,000	1,317

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Times China Holdings, 7.85%, 6/4/21 (USD)	770,000	790
Yanlord Land, 6.75%, 4/23/23 (USD)	955,000	989
Yuzhou Properties, 7.90%, 5/11/21 (USD)	835,000	851
Total China (Cost $6,411)		6,590

CONGO 0.7%
Corporate Bonds 0.7%
HTA Group, 9.125%, 3/8/22 (USD)	885,000	925
Total Congo (Cost $878)		925

COSTA RICA 0.7%
Corporate Bonds 0.7%
Banco Nacional de Costa Rica, 5.875%, 4/25/21 (USD)	475,000	484
Banco Nacional de Costa Rica, 6.25%, 11/1/23 (USD)	425,000	446
Total Costa Rica (Cost $878)		930

FRANCE 2.4%
Corporate Bonds 2.4%
Altice France, 3.375%, 1/15/28 (2)	100,000	111
Altice France, 5.875%, 2/1/27	250,000	301
Altice France, 5.875%, 2/1/27 (2)	335,000	404
Altice France, 6.25%, 5/15/24 (USD) (2)	241,000	249
Altice France, 7.375%, 5/1/26 (USD) (2)	200,000	214
Credit Agricole, VR, 6.50% (1)(3)	290,000	341
Europcar Mobility Group, 4.125%, 11/15/24	300,000	337
Europcar Mobility Group, 4.125%, 11/15/24 (2)	300,000	337
Louvre Bidco, 4.25%, 9/30/24	500,000	553
Loxam, 6.00%, 4/15/25	250,000	283
Loxam, 6.00%, 4/15/25 (2)	200,000	226
Total France (Cost $3,358)		3,356

GERMANY 0.9%
Corporate Bonds 0.9%
Consus Real Estate, 9.625%, 5/15/24 (2)	575,000	628

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Kirk Beauty One, 8.75%, 7/15/23	350,000	301
Synlab Unsecured Bondco, 8.25%, 7/1/23	350,000	398
Total Germany (Cost $1,458)		1,327

GHANA 0.5%
Corporate Bonds 0.5%
Tullow Oil, 7.00%, 3/1/25 (USD)	765,000	780
Total Ghana (Cost $754)		780

GREECE 0.1%
Corporate Bonds 0.1%
Intralot Capital Luxembourg, 6.75%, 9/15/21	220,000	163
Total Greece (Cost $214)		163

HONG KONG 0.5%
Corporate Bonds 0.5%
Wynn Macau5.50%, 10/1/27 (USD) (2)	665,000	675
Total Hong Kong (Cost $657)		675

INDIA 0.5%
Corporate Bonds 0.5%
TML Holdings, 5.75%, 5/7/21 (USD)	750,000	755
Total India (Cost $762)		755

IRELAND 0.7%
Corporate Bonds 0.7%
Ardagh Packaging Finance, 4.625%, 5/15/23 (USD) (2)	250,000	256
Ardagh Packaging Finance, 5.25%, 8/15/27 (USD) (2)	725,000	733
Total Ireland (Cost $969)		989

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
ISRAEL 0.4%
Corporate Bonds 0.4%
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25
(EUR)	430,000	398
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)	200,000	172
Total Israel (Cost $711)		570

ITALY 1.9%
Corporate Bonds 1.9%
ASR Media & Sponsorship, 5.125%, 8/1/24 (2)	635,000	726
EVOCA, 7.00%, 10/15/23	425,000	480
F-Brasile, 7.375%, 8/15/26 (USD) (2)	675,000	698
Intesa Sanpaolo, VR, 7.00% (1)(3)	310,000	355
UniCredit, VR, 9.25% (1)(3)	310,000	389
Total Italy (Cost $2,671)		2,648

LUXEMBOURG 1.9%
Corporate Bonds 1.9%
Altice Finco, 7.625%, 2/15/25 (USD) (2)	1,150,000	1,189
Altice Luxembourg, 7.75%, 5/15/22 (USD) (2)	148,000	151
Altice Luxembourg, 8.00%, 5/15/27	250,000	299
Altice Luxembourg, 8.00%, 5/15/27 (2)	225,000	269
ARD Finance, 6.625%, 9/15/23 (4)	200,000	226
Intelsat Connect Finance, 9.50%, 2/15/23 (USD) (2)	455,000	421
Kleopatra Holdings 1, 9.25% (PIK), 6/30/23 (4)	125,883	75
Total Luxembourg (Cost $2,657)		2,630

MEXICO 1.2%
Corporate Bonds 1.2%
Axtel, 6.375%, 11/14/24 (USD) (2)	1,245,000	1,285
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD) (2)	390,000	386
Total Mexico (Cost $1,651)		1,671

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
NETHERLANDS 3.6%
Corporate Bonds 3.6%
Leaseplan, VR, 7.375% (1)(3)	970,000	1,134
OCI, 5.00%, 4/15/23 (2)	305,000	348
OCI, 6.625%, 4/15/23 (USD) (2)	405,000	411
Promontoria Holding 264, 6.75%, 8/15/23 (2)	635,000	640
Sigma Holdco, 5.75%, 5/15/26 (2)	735,000	792
Summer BidCo, 9.00%, 11/15/25 (4)	850,000	974
Trivium Packaging Finance, 3.75%, 8/15/26 (2)	130,000	150
Trivium Packaging Finance, 8.50%, 8/15/27 (USD) (2)	200,000	216
Ziggo Bond, 6.00%, 1/15/27 (USD) (2)	450,000	470
Total Netherlands (Cost $5,344)		5,135

NORWAY 0.4%
Corporate Bonds 0.4%
DNB Bank, VR, 6.50% (USD) (1)(3)	575,000	602
Total Norway (Cost $591)		602

PANAMA 0.8%
Corporate Bonds 0.8%
C&W Senior Financing, 7.50%, 10/15/26 (USD) (2)	1,120,000	1,184
Total Panama (Cost $1,093)		1,184

SOUTH AFRICA 2.6%
Corporate Bonds 2.6%
Eskom Holdings SOC, 5.75%, 1/26/21 (USD)	935,000	944
Eskom Holdings SOC, 6.75%, 8/6/23 (USD)	410,000	422
FirstRand Bank, VR, 6.25%, 4/23/28 (USD) (1)	1,065,000	1,132
MTN Mauritius Investments, 6.50%, 10/13/26 (USD)	1,135,000	1,247
Total South Africa (Cost $3,561)		3,745

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SPAIN 1.5%
Corporate Bonds 1.5%
Banco Santander, VR, 6.75% (1)(3)	300,000	355
Cirsa Finance International, 6.25%, 12/20/23	500,000	579
Cirsa Finance International, 6.25%, 12/20/23 (2)	445,000	515
LHC3, 4.125%, 8/15/24 (4)	400,000	453
LHC3, 4.125%, 8/15/24 (2)(4)	235,000	267
Total Spain (Cost $2,209)		2,169

SWITZERLAND 1.6%
Corporate Bonds 1.6%
Consolidated Energy Finance, 6.50%, 5/15/26 (USD) (2)	1,195,000	1,171
Credit Suisse Group, VR, 7.50% (USD) (1)(2)(3)	500,000	555
UBS Group Funding Switzerland, VR, 7.125% (USD) (1)(3)	500,000	525
Total Switzerland (Cost $2,241)		2,251

TURKEY 0.8%
Corporate Bonds 0.8%
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD) (2)	1,060,000	1,118
Total Turkey (Cost $1,058)		1,118

UKRAINE 0.8%
Corporate Bonds 0.8%
MHP, 7.75%, 5/10/24 (USD)	1,115,000	1,197
Total Ukraine (Cost $1,124)		1,197

UNITED KINGDOM 5.1%
Corporate Bonds 5.1%
Arqiva Broadcast Finance, 6.75%, 9/30/23	250,000	327
Barclays, VR, 7.875% (1)(3)	430,000	562
Cabot Financial Luxembourg, 7.50%, 10/1/23	925,000	1,177
eG Global Finance, 4.375%, 2/7/25 (EUR) (2)	445,000	470
Iceland Bondco, 4.625%, 3/15/25	625,000	643

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Pinnacle Bidco, 6.375%, 2/15/25	400,000	523
Pinnacle Bidco, 6.375%, 2/15/25 (2)	285,000	373
Royal Bank of Scotland Group, VR, 8.625% (USD) (1)(3)	555,000	594
Standard Chartered, VR, 7.50% (USD) (1)(2)(3)	500,000	528
Victoria, 5.25%, 7/15/24 (EUR) (2)	505,000	566
Virgin Media Secured Finance, 5.25%, 5/15/29	275,000	362
Virgin Media Secured Finance, 5.25%, 5/15/29 (2)	905,000	1,191
Total United Kingdom (Cost $7,541)		7,316

UNITED STATES 52.3%

Bank Loans 4.3% (5)
Acrisure, FRN, 3M USD LIBOR + 4.25%, 6.354%, 11/22/23	210,700	209
Anastasia Parent, FRN, 3M USD LIBOR + 3.75%, 5.794%,
8/11/25	742,500	596
AppLovin, FRN, 3M USD LIBOR + 3.75%, 5.794%, 8/15/25	407,945	408
Asurion, FRN, 3M USD LIBOR + 3.00%, 5.044%, 11/3/23	256,133	257
Asurion, FRN, 3M USD LIBOR + 3.00%, 5.044%, 11/3/24	182,688	183
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.544%, 8/4/25	1,065,000	1,082
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 6.794%, 6/24/24	519,605	476
Chobani, FRN, 3M USD LIBOR + 3.50%, 5.544%, 10/10/23	270,863	268
Encapsys, FRN, 1M USD LIBOR + 3.50%, 5.544%, 11/7/24 (6)	298,090	299
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 9.062%, 8/9/22
Acquisition Date: 8/9/17 - 3/1/19, Cost $505 (6)(7)	511,000	506
Hyland Software, FRN, 3M USD LIBOR + 7.00%, 9.044%,
7/7/25	425,000	426
iHeartCommunications, FRN, 3M USD LIBOR + 4.00%, 6.10%,
5/1/26	230,855	232
iHeartCommunications, FRN, 3M USD LIBOR + 6.75%, 9.052%,
1/31/19 (6)(8)	295,000	215
Kronos, FRN, 3M USD LIBOR + 3.00%, 5.253%, 11/1/23	485,628	486
Kronos, FRN, 3M USD LIBOR + 8.25%, 10.503%, 11/1/24	475,000	482
		6,125
Common Stocks 0.2%
Clear Channel Outdoor Holdings (9)	28,142	71
iHeartCommunications, EC, 9.00%, 12/15/19 (6)(9)	400,000	—
iHeartCommunications, EC, 9.00%, 9/15/22 (6)(9)	335,000	—
iHeartMedia, Class A (9)	11,835	178

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
T-Mobile USA, CVR (6)(9)	450,000	1
		250
Convertible Bonds 0.2%
Tesla Energy Operations, 1.625%, 11/1/19	278,000	275
		275
Convertible Preferred Stocks 0.8%
Avantor, Series A, 6.25%, 5/15/22	3,585	190
Nextera Energy, 4.872%, 9/1/22	6,700	336
Targa Resources, Series A, 9.50% Acquisition Date: 10/30/17,
Cost $644 (3)(7)	575	623
		1,149
Corporate Bonds 46.8%
Acrisure, 7.00%, 11/15/25 (2)	765,000	713
Acrisure, 10.125%, 8/1/26 (2)	260,000	271
Aleris International, 10.75%, 7/15/23 (2)	1,065,000	1,121
Apex Tool Group, 9.00%, 2/15/23 (2)	925,000	821
Archrock Partners, 6.875%, 4/1/27 (2)	510,000	541
Ascend Learning, 6.875%, 8/1/25 (2)	520,000	541
Avantor, 4.75%, 10/1/24 (EUR)	730,000	849
Avantor, 9.00%, 10/1/25 (2)	1,098,000	1,232
B&G Foods, 5.25%, 4/1/25	835,000	854
B&G Foods, 5.25%, 9/15/27	240,000	245
Bausch Health, 5.50%, 11/1/25 (2)	155,000	162
Bausch Health, 7.00%, 3/15/24 (2)	205,000	215
Bausch Health, 9.00%, 12/15/25 (2)	605,000	679
Bausch Health Americas, 8.50%, 1/31/27 (2)	1,290,000	1,446
Bausch Health Americas, 9.25%, 4/1/26 (2)	160,000	182
CCO Holdings, 5.375%, 6/1/29 (2)	935,000	996
CCO Holdings, 5.50%, 5/1/26 (2)	290,000	303
CCO Holdings, 5.75%, 2/15/26 (2)	100,000	105
Cheniere Energy Partners, 4.50%, 10/1/29 (2)	615,000	630
Chobani, 7.50%, 4/15/25 (2)	975,000	934
Citgo Holding, 9.25%, 8/1/24 (2)	980,000	1,034
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (2)	165,000	172
Clear Channel Worldwide Holdings, 9.25%, 2/15/24 (2)	540,000	591
Colfax, 6.00%, 2/15/24 (2)	170,000	180

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Colfax, 6.375%, 2/15/26 (2)	255,000	274
Constellium, 4.25%, 2/15/26 (EUR)	410,000	460
Constellium, 4.25%, 2/15/26 (EUR) (2)	190,000	213
Constellium, 6.625%, 3/1/25 (2)	420,000	438
Covey Park Energy, 7.50%, 5/15/25 (2)	190,000	152
CrownRock, 5.625%, 10/15/25 (2)	550,000	553
CSC Holdings, 5.75%, 1/15/30 (2)	210,000	219
CSC Holdings, 6.50%, 2/1/29 (2)	690,000	766
CSC Holdings, 7.50%, 4/1/28 (2)	475,000	536
CSC Holdings, 7.75%, 7/15/25 (2)	700,000	752
CVR Partners, 9.25%, 6/15/23 (2)	940,000	981
DCP Midstream, Series A, VR, 7.375% (1)(3)	205,000	197
DCP Midstream Operating, 6.45%, 11/3/36 (2)	50,000	52
DCP Midstream Operating, 6.75%, 9/15/37 (2)	130,000	136
DCP Midstream Operating, 8.125%, 8/16/30	85,000	106
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2)	450,000	406
Diamond Sports Group, 5.375%, 8/15/26 (2)	590,000	612
Diamond Sports Group, 6.625%, 8/15/27 (2)	430,000	446
Eagle Holding II, 7.625%, 5/15/22 (2)(4)	125,000	126
Edison International, 2.40%, 9/15/22	470,000	465
Edison International, 2.95%, 3/15/23	295,000	295
EIG Investors, 10.875%, 2/1/24	420,000	437
Energizer Gamma Acquisition, 4.625%, 7/15/26 (EUR)	380,000	437
Energizer Gamma Acquisition, 4.625%, 7/15/26 (EUR) (2)	430,000	494
Exterran Energy Solutions, 8.125%, 5/1/25	825,000	819
FAGE International, 5.625%, 8/15/26 (2)	1,100,000	982
GCI, 6.625%, 6/15/24 (2)	320,000	346
General Electric, Series D, VR, 5.00% (1)(3)	1,280,000	1,214
Gulfport Energy, 6.375%, 1/15/26	750,000	529
Hertz, 7.125%, 8/1/26 (2)	645,000	673
Hill-Rom Holdings, 4.375%, 9/15/27 (2)	255,000	260
Hughes Satellite Systems, 6.625%, 8/1/26	1,020,000	1,107
iHeartCommunications, 6.375%, 5/1/26	66,925	72
iHeartCommunications, 8.375%, 5/1/27	746,302	806
Intelsat Jackson Holdings, 8.50%, 10/15/24 (2)	174,000	175
Intelsat Jackson Holdings, 9.50%, 9/30/22 (2)	800,000	930

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Intelsat Jackson Holdings, 9.75%, 7/15/25 (2)	685,000	716
Iridium Communications, 10.25%, 4/15/23 (2)	1,015,000	1,096
James Hardie International Finance, 3.625%, 10/1/26 (EUR)	230,000	265
James Hardie International Finance, 3.625%, 10/1/26 (EUR) (2)	400,000	461
Kissner Holdings, 8.375%, 12/1/22 (2)	765,000	796
Kosmos Energy, 7.125%, 4/4/26 (2)	1,190,000	1,223
Kraton Polymers, 5.25%, 5/15/26 (EUR)	280,000	320
Kraton Polymers, 5.25%, 5/15/26 (EUR) (2)	450,000	515
Kraton Polymers, 7.00%, 4/15/25 (2)	120,000	125
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (2)	530,000	533
Matador Resources, 5.875%, 9/15/26	700,000	700
MDC Partners, 6.50%, 5/1/24 (2)	975,000	888
MEDNAX, 6.25%, 1/15/27 (2)	700,000	691
Navient, 5.875%, 10/25/24	850,000	856
Navient, 7.25%, 1/25/22	25,000	27
Netflix, 3.875%, 11/15/29 (EUR) (2)	295,000	341
Netflix, 4.625%, 5/15/29 (EUR)	150,000	182
Netflix, 4.625%, 5/15/29 (EUR) (2)	850,000	1,029
New Albertsons, 5.875%, 2/15/28 (2)	865,000	915
New Albertsons, 6.625%, 6/15/24	750,000	787
New Albertsons, 7.45%, 8/1/29	20,000	20
New Albertsons, 7.50%, 3/15/26 (2)	250,000	280
New Albertsons, 8.00%, 5/1/31	10,000	10
NGL Energy Partners, 7.50%, 4/15/26 (2)	980,000	985
Novelis, 5.875%, 9/30/26 (2)	925,000	971
NRG Energy, 7.25%, 5/15/26	540,000	593
NuStar Logistics, 5.625%, 4/28/27	375,000	396
NuStar Logistics, 6.00%, 6/1/26	450,000	485
NVA Holdings, 6.875%, 4/1/26 (2)	25,000	26
Pactiv, 8.375%, 4/15/27	905,000	982
Panther BF Aggregator 2, 4.375%, 5/15/26 (EUR)	265,000	294
Panther BF Aggregator 2, 6.25%, 5/15/26 (2)	240,000	252
Panther BF Aggregator 2, 8.50%, 5/15/27 (2)	715,000	723
PDC Energy, 5.75%, 5/15/26	810,000	796
Performance Food Group, 5.50%, 10/15/27 (2)	435,000	458
PGT Escrow Issuer, 6.75%, 8/1/26 (2)	385,000	415

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Post Holdings, 5.625%, 1/15/28 (2)	725,000	768
Prime Security Services Borrower, 9.25%, 5/15/23 (2)	253,000	266
QEP Resources, 5.25%, 5/1/23	85,000	78
QEP Resources, 5.625%, 3/1/26	55,000	47
Refinitiv U.S. Holdings, 6.25%, 5/15/26 (2)	110,000	118
Refinitiv U.S. Holdings, 6.875%, 11/15/26 (EUR)	325,000	396
Refinitiv U.S. Holdings, 6.875%, 11/15/26 (EUR) (2)	310,000	378
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (2)	392,000	432
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (2)	1,080,000	1,156
Scientific Games International, 8.25%, 3/15/26 (2)	585,000	622
Solera, 10.50%, 3/1/24 (2)	975,000	1,029
Sprint Capital, 8.75%, 3/15/32	445,000	547
Sprint Communications, 11.50%, 11/15/21	262,000	304
Summit Midstream Holdings, 5.75%, 4/15/25	730,000	613
Tallgrass Energy Partners, 5.50%, 1/15/28 (2)	835,000	814
Targa Resources Partners, 6.875%, 1/15/29 (2)	210,000	229
Terraform Global Operating, 6.125%, 3/1/26 (2)	740,000	760
Tesla, 5.30%, 8/15/25 (2)	415,000	372
Townsquare Media, 6.50%, 4/1/23 (2)	675,000	673
TransDigm, 6.25%, 3/15/26 (2)	465,000	499
TransDigm, 7.50%, 3/15/27	415,000	450
Vistra Energy, 8.00%, 1/15/25 (2)	80,000	84
Vistra Energy, 8.125%, 1/30/26 (2)	345,000	370
Vizient, 6.25%, 5/15/27 (2)	270,000	290
WellCare Health Plans, 5.375%, 8/15/26 (2)	315,000	335
WPX Energy, 5.25%, 10/15/27	495,000	497
WPX Energy, 8.25%, 8/1/23	595,000	671
Yum! Brands, 4.75%, 1/15/30 (2)	210,000	217
Zayo Group, 5.75%, 1/15/27 (2)	270,000	276
Zayo Group, 6.375%, 5/15/25	800,000	823
		66,549
Total United States (Cost $73,344)		74,348

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.4%
T. Rowe Price Government Reserve Fund, 2.00% (10)(11)	6,274,369	6,274
Total Short-Term Investments (Cost $6,274)		6,274
Total Investments in Securities 98.8%
(Cost $139,041)		$140,541
Other Assets Less Liabilities 1.2%		1,652
Net Assets 100.0%		$142,193

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $71,784 and represents 50.5% of net assets.
(3)	Perpetual security with no stated maturity date.
(4)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(6)	Level 3 in fair value hierarchy.
(7)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security") .
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,129 and represents 0.8% of net assets.
(8)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(9)	Non-income producing
(10)	Seven-day yield
(11)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CVR	Contingent Value Rights

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain.
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
PIK	Payment-in-kind
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

(Amounts In 000s
SWAPS 0.0%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Goldman Sachs, Protection Bought (Relevant
Credit: Murphy Oil, 4.00%, 6/1/22), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/23	319	3	13	(10)
Total Bilateral Credit Default Swaps, Protection Bought			13	(10)

Total Bilateral Swaps			13	(10)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Citibank	11/29/19	USD	1,334	GBP	1,066	$20
HSBC Bank	11/29/19	USD	1,332	GBP	1,066	18
JPMorgan Chase	11/29/19	USD	2,671	GBP	2,132	44
JPMorgan Chase	10/31/19	EUR	134	USD	148	(1)
State Street	10/31/19	USD	22,271	EUR	20,219	179
Net unrealized gain (loss) on open forward
currency exchange contracts						$260

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$95	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$628	$—	$ —	$6,274	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $95 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $6,274.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global High Income Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Bank Loans	$—	$5,105	$1,020	$6,125
Common Stocks	249	—	1	250
Fixed Income Securities[1]	—	126,743	—	126,743
Convertible Preferred Stocks	—	1,149	—	1,149
Short-Term Investments	6,274	—	—	6,274
Total Securities	6,523	132,997	1,021	140,541
Foreign Currency
Exchange Contracts	—	261	—	261
Swaps	—	3	—	3
Total	$6,523	$133,261	$1,021	$140,805
Liabilities
Foreign Currency
Exchange Contracts	$—	$1	$—	$1

[1] Includes Convertible Bonds, Corporate Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $109,000 for the period ended September 30, 2019.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security. Additionally, during the period, transfers into Level 3 include securities acquired as a result of a corporate action.

($000s)		Gain
	Beginning	(Loss)			Transfers	Transfers	Ending
	Balance	During	Total	Total	Into	Out of	Balance
	1/1/19	Period	Purchases	Sales	Level 3	Level 3	9/30/19
Investment in Securities
Bank Loans	$1,237	$59	$629	$(651)	$447	$(701)	$1,020
Common Stocks	–	1	–	–	–	–	1

Total	$1,237	$60	$629	$(651)	$447	$(701)	$1,021